TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance at the beginning of the year	$ 24,655	$ 19,569
Changes during the year	(4,315)	(5,086)
Balance at the end of the year	$ 28,970	$ 24,655